Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
10. Commitments and Contingencies

Non-Cancelable Purchase Obligations

In the normal course of business, the Company enters into non-cancelable purchase commitments. As of December 31, 2023, the outstanding non-cancelable purchase obligations with a term of 12 months or longer were immaterial.

Indemnifications and Contingencies

The Company enters into indemnification provisions under certain agreements with other parties in the ordinary course of business. In its customer agreements, the Company has agreed to indemnify, defend and hold harmless the indemnified party for third-party claims and related losses suffered or incurred by the indemnified party from actual or threatened third-party intellectual property infringement claims. For certain large or strategic customers, the Company has agreed to indemnify, defend and hold harmless the indemnified party for non-compliance with certain additional representations and warranties made by the Company.

Legal Proceedings

From time to time, the Company may be involved in various legal proceedings arising from the normal course of business activities. The Company investigates these claims as they arise. The Company is not presently a party to any litigation the outcome of which the Company believes, if determined adversely to the Company, would individually or taken together, have a material adverse effect on its business, financial condition and results of operations.